Inventories (Tables)	9 Months Ended
Jul. 29, 2011
Inventories [Abstract]
Consolidated Inventories
Consolidated inventories consisted of the following:

	July 29,	October 29,
In thousands	2011	2010
Finished goods	$749,532	$503,356
Work in process and purchased parts	289,561	183,658
Raw materials	201,096	77,931
	$1,240,189	$764,945